Employee Benefits - Schedule of net liability for defined benefit plans presented within Other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Present value of funded obligations	$ (182.9)	$ (222.6)
Fair value of defined benefit plan assets	188.2	213.6
Net asset/(liability)	$ 5.3	$ (9.0)